Related Party Transactions (Details) - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Related Party Transactions [Line Items]
Costs	$ 75,214	$ 64,741
Related Party [Member]
Related Party Transactions [Line Items]
Note payable		2,604,713
Director [Member]
Related Party Transactions [Line Items]
Accounts payable and accrued liabilities	$ 177,500	$ 304,623